ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 7,400	$ 500	$ 1,700	$ 7,368	$ 563